JAG LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.2%
	ADVERTISING & MARKETING - 1.7%
17,056	Trade Desk, Inc. (The), Class A(a)	$ 714,476

	APPAREL & TEXTILE PRODUCTS - 2.7%
4,437	Deckers Outdoor Corporation(a)	1,132,988

	AUTOMOTIVE - 2.1%
1,282	Tesla, Inc.(a)	863,324

	BIOTECH & PHARMA - 7.8%
4,056	Eli Lilly and Company	1,315,077
13,569	Horizon Therapeutics plc(a)	1,082,263
2,865	Vertex Pharmaceuticals, Inc.(a)	807,328
		3,204,668
	CHEMICALS - 1.7%
3,159	Sherwin-Williams Company (The)	707,332

	E-COMMERCE DISCRETIONARY - 2.5%
9,720	Amazon.com, Inc.(a)	1,032,361

	ENGINEERING & CONSTRUCTION - 2.4%
7,902	Quanta Services, Inc.	990,437

	HEALTH CARE FACILITIES & SERVICES - 7.2%
4,950	McKesson Corporation	1,614,740
2,683	UnitedHealth Group, Inc.	1,378,069
		2,992,809
	INSURANCE - 2.4%
783	Markel Corporation(a)	1,012,614

	INTERNET MEDIA & SERVICES - 5.2%
976	Alphabet, Inc., Class A(a)	2,126,958

	MACHINERY - 1.7%
2,396	Deere & Company	717,530

JAG LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	MACHINERY - 1.7% (Continued)

	MEDICAL EQUIPMENT & DEVICES - 7.0%
5,609	Intuitive Surgical, Inc.(a)	$ 1,125,782
3,279	Thermo Fisher Scientific, Inc.	1,781,416
		2,907,198
	OIL & GAS SERVICES & EQUIPMENT - 1.6%
18,234	Schlumberger N.V.	652,048

	RETAIL - CONSUMER STAPLES - 5.7%
3,286	Costco Wholesale Corporation	1,574,914
5,506	Target Corporation	777,612
		2,352,526
	RETAIL - DISCRETIONARY - 8.1%
3,132	Lululemon Athletica, Inc.(a)	853,815
1,989	O'Reilly Automotive, Inc.(a)	1,256,571
6,434	Tractor Supply Company	1,247,231
		3,357,617
	SEMICONDUCTORS - 13.0%
11,976	Advanced Micro Devices, Inc.(a)	915,805
2,793	ASML Holding N.V.	1,329,133
3,257	Monolithic Power Systems, Inc.	1,250,817
4,605	NVIDIA Corporation	698,072
9,617	QUALCOMM, Inc.	1,228,476
		5,422,303
	SOFTWARE - 11.3%
2,362	Adobe, Inc.(a)	864,633
2,802	Atlassian Corp plc, Class A(a)	525,095
8,147	Microsoft Corporation	2,092,393
1,438	ServiceNow, Inc.(a)	683,798
3,707	Zscaler, Inc.(a)	554,234
		4,720,153
	SPECIALTY FINANCE - 2.2%
6,464	American Express Company	896,040

JAG LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	TECHNOLOGY HARDWARE - 4.9%
14,773	Apple, Inc.	$ 2,019,765

	TECHNOLOGY SERVICES - 6.4%
5,401	Gartner, Inc.(a)	1,306,124
4,249	Mastercard, Inc., Class A	1,340,474
		2,646,598
	TRANSPORTATION & LOGISTICS - 1.6%
3,057	Union Pacific Corporation	651,997

	TOTAL COMMON STOCKS (Cost $42,214,727)	41,121,742

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.8%
	MONEY MARKET FUNDS - 0.8%
335,626	First American Government Obligations Fund Class X, 1.29% (Cost $335,626)(b)	335,626

	TOTAL INVESTMENTS - 100.0% (Cost $42,550,353)	$ 41,457,368
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%(c)	(1,865)
	NET ASSETS - 100.0%	$ 41,455,503

NV	- Naamioze Vennootschap
PLC	- Public Limited Company

(a)	Non-income producing security.
(b) (c)	Rate disclosed is the seven day effective yield as of June 30, 2022. Percentage rounds to less than 0.1%.

See accompanying notes which are an integral part of this schedule of investments.